Retirement Benefit Plans - Additional Information (Detail) £ in Thousands				1 Months Ended			12 Months Ended			36 Months Ended
		Jun. 30, 2019 GBP (£)	Apr. 01, 2009	Dec. 31, 2017 GBP (£) Scheme	Jun. 30, 2017 GBP (£)	Jun. 30, 2014 GBP (£)	Mar. 31, 2018 GBP (£) Member Valuation	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure Of Retirement Benefit Plans [Line Items]
Transition payments percentage							2.00%
Weighted average term of liabilities							16 years
Length of time over which payments will be made to all retirees from the fund							70 years
Normal pensionable age			60 years
Maximum period of addressing deficit							20 years
Number of recent triennial valuations | Valuation							2
Percentage of investment in growth asset					45.00%	60.00%				45.00%
De-risking to low risk investment approach year					2034	2034
Flat discount rate					1.00%					1.00%
Payments under recovery plan							£ 400,000
Group contributions based on funding valuation agreement							£ 2,075,000
Threshold dividend per share							10.00%
Threshold dividend per share of share buybacks							£ 200,000
Share buybacks in excess per year							200,000
Threshold for BTPS							1,500,000
Deficit threshold level for application for provision							£ 2,000,000
BTRSS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Number of active members | Member							35,000
Contribution to plan							£ 167,000
Other Pension Plans [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Past service credit							3,000
Other Pension Plans [Member] | Netherlands [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Number of closed schemes | Scheme				2
Past service credit				£ 14,000
Bottom of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate						0.70%
Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate					1.40%					1.40%
Proceeds from disposals net of acquisitions							1,000,000
Acquisition Consideration							1,000,000
Disposal Consideration							1,000,000
Trade and Other Payables [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Present value of liabilities							£ 17,000	£ 15,000	£ 15,000
BT Pension Scheme [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of future benefit accrual							99.00%
Number of members in pension scheme | Member							293,000
Percentage of assets of benefit plan	[1]						100.00%	100.00%
BT Pension Scheme [Member] | Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Contribution rate							11.00%
BT Retirement Saving Scheme [Member] | Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Contribution rate							10.00%
BTPS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Normal pensionable age			65 years
Percentage of group's retirement benefit obligation							97.00%
Percentage retirement benefit obligation are rounded							0.05%
Percentage of exposure covered by longevity insurance							25.00%
Funding deficit					£ 11,300,000	£ 7,000,000				£ 11,300,000
Funding deficit term					13 years
Additional contribution due to be funded from proceeds of issuance of bonds							£ 2,000,000
Fixed interest on bonds							1,000,000
CPI Linked Bonds							1,000,000
Annual payment amount							900,000
Material Contributions							4,500,000
BTPS [Member] | Over Three Years to 31 March 2020 [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Payments under recovery plan							2,100,000
Deficit contributions paid							£ 850,000
BTPS [Member] | Over Three Years to 31 March 2020 [Member] | Events After Reporting Period [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Remaining deficit contributionspPaid		£ 1,250,000
BTPS [Member] | Bottom of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Bond maturity term							2033
Annual payment term							Apr. 01, 2020
BTPS [Member] | Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Bond maturity term							2042
Annual payment term							Mar. 31, 2030
Funding Contribution [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Deficit contributions					£ 2,000,000					£ 2,000,000
Asset return percentage										10.50%
Ordinary Contributions [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement							£ 75,000
Deficit Contributions [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement							2,000,000
EEPS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Funding deficit							141,000
Defined benefit liabilities							£ 900,000
Number of active members | Member							12,000
EEPS [Member] | Each Month Between 1 April 2018 and November 2020
Disclosure Of Retirement Benefit Plans [Line Items]
Monthly payments to bridge funding deficit							£ 1,875
EE Pension Scheme [Member] | Global Equities [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan							28.00%
EE Pension Scheme [Member] | Property and Illiquid Alternatives [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan							22.00%
EE Pension Scheme [Member] | Absolute Return Portfolio [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan							25.00%
EE Pension Scheme [Member] | Liability Driven Investment Portfolio [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan							25.00%

[1]	a At 31 March 2018, the Scheme’s assets included equity issued by the group of £3m (2016/17: £nil). The Scheme also held £10m (2016/17: £10m) of index-linked bonds issued by the group.